REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance at beginning of year	$ 2,445	$ 4,304
Acquired from CKF Bancorp	1,632	0
Additions	367	96
Impairment charges	(25)	(67)
Disposals	(3,256)	(1,888)
Balance at end of year	$ 1,163	$ 2,445